Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 2,503,960	$ 1,590,769
Rate of interest	Margin + SOFR
Total long-term debt	$ 0	196,317	$ 0
Less: Deferred loan and financing arrangements issuance costs	19,306	11,157
Total long-term debt, net	2,484,654	1,579,612
Less: Current portion of long-term debt	127,118	90,527
Add: Current portion of deferred loan and financing arrangements issuance costs	3,920	2,253
Long-term debt, net	2,361,456	1,491,338
(i) Assumed in December 2021 fully repaid in June 2024 (the 2021 credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 0	101,087
Rate of interest	Margin + Secured Overnight Financing Rate (“SOFR”)
(iii) Issued in June 2023 maturing in June 2031 (the 2023 credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 90,625	96,875
Rate of interest	Margin + SOFR
(iv) Issued in January 2024 maturing in December 2030 (the 2024 - LNG/C Axios II credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 180,000	0
Rate of interest	Margin + SOFR
(v)Issued in June 2024 maturing in June 2031 (the 2024 - LNG/C Aktoras credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 233,500	0
Rate of interest	Margin + SOFR
(vi) Issued in June 2024 maturing in June 2031 (the 2024 - LNG/C Aristidis I credit facility) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 151,125	0
(vii) Assumed in September 2021 maturing in June 2030 (the 2021 Bocomm) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 118,216	126,479
Rate of interest	Margin + SOFR
(viii) Assumed in September 2021 maturing in November 2029 (the 2021 Bocomm) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 113,210	120,232
Rate of interest	Margin + SOFR
(ix) Assumed in November 2021 fully repaid in August 2024 (the 2021 CMBFL - LNG/C) [Member]
Debt Instrument [Line Items]
Total long-term debt		130,873
Rate of interest	Margin + SOFR
(x) Assumed in November 2021 fully repaid in August 2024 (the 2021 CMBFL - LNG/C) [Member]
Debt Instrument [Line Items]
Total long-term debt		129,829
Rate of interest	Margin + SOFR
(xi) Assumed in November 2021 maturing in July 2036 (the 2021 Shin Doun) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 124,376	130,715
Rate of interest	Fixed rate
(xii) Issued in December 2022 maturing in January 2031 (the 2022 Jolco) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 100,273	104,284
Rate of interest	($67,873: Margin + SOFR, $32,400: Fixed rate)
(xiii) Issued in February 2023 maturing in February 2033 (the 2023 CMBFL - LNG/C) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 168,687	177,438
Rate of interest	Margin + SOFR
(xiv) Assumed in December 2023 maturing in October 2033 (the 2023 CMBFL - LNG/C AMI) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 174,212
Total long-term debt		196,317
(xv) Issued in May 2024 maturing in May 2032 (the 2023 - LNG/C Assos Jolco)
Debt Instrument [Line Items]
Total long-term debt	$ 236,079	0
Rate of interest	($192,000: Margin + SOFR, $44,079: Fixed rate)
(xvi) Issued in July 2024 maturing in July 2032 (the 2024 - LNG/C Apostolos Jolco)
Debt Instrument [Line Items]
Total long-term debt	$ 235,870	0
Rate of interest	($192,000: Margin + SOFR, $43,870: Fixed rate)
(xvii) Issued in August 2024 maturing in July 2031 (the 2024 Bocomm - LNG/C Attalos)
Debt Instrument [Line Items]
Total long-term debt	$ 158,780	0
Rate of interest	Margin + SOFR
(xviii) Issued in August 2024 maturing in July 2031 (the 2024 Bocomm - LNG/C Asklipios)
Debt Instrument [Line Items]
Total long-term debt	$ 158,780	0
Rate of interest	Margin + SOFR
(xix) Issued in October 2021 maturing in October 2026 (the "2021 Bonds") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 156,136	165,984
Rate of interest	Fixed rate
(xx) Issued in July 2022 maturing in July 2029 (the 2022 Bonds) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 104,091	$ 110,656
Rate of interest	Fixed rate